JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.0%
U.S. Treasury Bonds
6.50%, 11/15/2026	20,000	20,941
6.63%, 2/15/2027	9,000	9,467
U.S. Treasury Notes
2.88%, 6/15/2025	22,000	21,492
0.25%, 6/30/2025	35,000	33,229
2.75%, 6/30/2025	31,000	30,228
4.63%, 6/30/2025	63,000	62,653
3.00%, 7/15/2025	36,000	35,170
0.25%, 7/31/2025	39,000	36,889
4.75%, 7/31/2025	70,000	69,705
2.00%, 8/15/2025	45,000	43,383
3.13%, 8/15/2025	29,000	28,333
0.25%, 8/31/2025	39,000	36,742
2.75%, 8/31/2025	16,000	15,548
5.00%, 8/31/2025	74,000	73,890
3.50%, 9/15/2025	15,000	14,704
0.25%, 9/30/2025	24,000	22,531
5.00%, 9/30/2025	63,000	62,929
4.25%, 10/15/2025	32,000	31,655
0.25%, 10/31/2025	56,000	52,380
3.00%, 10/31/2025	19,000	18,475
5.00%, 10/31/2025	65,000	64,942
2.25%, 11/15/2025	49,000	47,097
4.50%, 11/15/2025	79,000	78,395
0.38%, 11/30/2025	62,000	57,897
2.88%, 11/30/2025	21,000	20,352
4.88%, 11/30/2025	93,000	92,789
4.00%, 12/15/2025	33,000	32,505
0.38%, 12/31/2025	87,000	80,954
2.63%, 12/31/2025	21,000	20,247
4.25%, 12/31/2025	82,000	81,052
3.88%, 1/15/2026	32,000	31,446
0.38%, 1/31/2026	50,000	46,365
2.63%, 1/31/2026	46,000	44,277
4.25%, 1/31/2026	26,000	25,701
1.63%, 2/15/2026	35,000	33,108
4.00%, 2/15/2026	49,000	48,232
0.50%, 2/28/2026	40,000	37,059
4.63%, 2/28/2026	92,000	91,500
4.63%, 3/15/2026	42,000	41,779
0.75%, 3/31/2026	58,000	53,824
2.25%, 3/31/2026	20,000	19,079
4.50%, 3/31/2026	96,000	95,306
3.75%, 4/15/2026	32,000	31,340
0.75%, 4/30/2026	46,000	42,566
2.38%, 4/30/2026	18,000	17,181
4.88%, 4/30/2026	99,000	98,965
1.63%, 5/15/2026	40,000	37,595

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 5/15/2026	32,000	31,255
0.75%, 5/31/2026	65,000	59,965
2.13%, 5/31/2026	19,000	18,016
4.13%, 6/15/2026	32,000	31,546
0.88%, 6/30/2026	11,000	10,150
1.88%, 6/30/2026	24,000	22,607
4.50%, 7/15/2026	4,000	3,973
0.63%, 7/31/2026	69,000	63,127
1.88%, 7/31/2026	51,000	47,946
1.50%, 8/15/2026	44,000	40,980
4.38%, 8/15/2026	35,000	34,671
0.75%, 8/31/2026	100,000	91,461
1.38%, 8/31/2026	17,000	15,768
4.63%, 9/15/2026	58,000	57,773
0.88%, 9/30/2026	99,000	90,593
4.63%, 10/15/2026	57,000	56,795
1.13%, 10/31/2026	79,000	72,498
1.63%, 10/31/2026	35,000	32,519
2.00%, 11/15/2026	29,000	27,167
4.63%, 11/15/2026	60,000	59,808
1.25%, 11/30/2026	93,000	85,415
4.38%, 12/15/2026	50,000	49,557
1.25%, 12/31/2026	64,000	58,663
1.75%, 12/31/2026	39,000	36,211
4.00%, 1/15/2027	82,000	80,536
1.50%, 1/31/2027	110,000	101,222
2.25%, 2/15/2027	14,000	13,136
4.13%, 2/15/2027	86,000	84,730
1.13%, 2/28/2027	56,000	50,905
1.88%, 2/28/2027	20,000	18,555
4.25%, 3/15/2027	48,000	47,445
0.63%, 3/31/2027	66,000	58,980
2.50%, 3/31/2027	34,000	32,052
4.50%, 4/15/2027	26,000	25,874
0.50%, 4/30/2027	76,000	67,468
2.75%, 4/30/2027	16,000	15,167
2.38%, 5/15/2027	18,000	16,871
4.50%, 5/15/2027	20,000	19,906
2.63%, 5/31/2027	48,000	45,279
Total U.S. Treasury Obligations (Cost $3,879,381)		3,868,487

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b) (Cost $13,485)	13,482	13,485
Total Investments — 99.4% (Cost $3,892,866)		3,881,972
Other Assets Less Liabilities — 0.6%		24,875
NET ASSETS — 100.0%		3,906,847

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$3,868,487	$—	$3,868,487
Short-Term Investments
Investment Companies	13,485	—	—	13,485
Total Investments in Securities	$13,485	$3,868,487	$—	$3,881,972

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$12,560	$72,401	$71,474	$(1)	$(1)	$13,485	13,482	$94	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.